Bank Line of Credit and Term Loan - Schedule of Principal Payments (Details) (Secured Debt, USD $) In Thousands, unless otherwise specified	Dec. 30, 2013
Secured Debt
Debt Instrument [Line Items]
2014	$ 1,925
2015	1,925
2016	1,925
2017	35,625
Long-term debt	$ 41,400